SEGMENTAL INFORMATION - Assets, Non-Current Assets, Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total assets	$ 7,672	$ 6,863	$ 6,643
Capital expenditure	736	763	652
Goodwill	126	116	116
Assets held for sale	0	601	0
South Africa
Disclosure of operating segments [line items]
Total assets	0	697	1,106
Assets held for sale		581
Pre-tax impairment reversals and derecognition of assets	17	556	98
Africa
Disclosure of operating segments [line items]
Total assets	3,956	3,514	3,135
Assets held for sale		20
Pre-tax impairment reversals and derecognition of assets	0	2	5
Australia
Disclosure of operating segments [line items]
Total assets	1,044	972	888
Goodwill	118	108	108
Americas
Disclosure of operating segments [line items]
Total assets	1,626	1,427	1,286
Goodwill	8	8	8
Pre-tax impairment reversals and derecognition of assets	0	1	1
Corporate and other
Disclosure of operating segments [line items]
Total assets	1,046	253	228
South Africa
Disclosure of operating segments [line items]
Non-current assets	59	25	1,005
Foreign entities
Disclosure of operating segments [line items]
Non-current assets	5,053	4,644	4,234
DRC
Disclosure of operating segments [line items]
Non-current assets	1,604	1,506	1,439
Ghana
Disclosure of operating segments [line items]
Non-current assets	915	758	550
Tanzania
Disclosure of operating segments [line items]
Non-current assets	425	379	369
Australia
Disclosure of operating segments [line items]
Non-current assets	849	817	718
Brazil
Disclosure of operating segments [line items]
Non-current assets	627	625	615
Operating segments
Disclosure of operating segments [line items]
Capital expenditure	757	754	645
Operating segments | Africa
Disclosure of operating segments [line items]
Capital expenditure	397	410	313
Operating segments | Australia
Disclosure of operating segments [line items]
Capital expenditure	143	149	156
Operating segments | Americas
Disclosure of operating segments [line items]
Capital expenditure	217	195	176
Elimination of intersegment amounts | Equity-Accounted Investments
Disclosure of operating segments [line items]
Capital expenditure	(56)	(51)	(69)
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Capital expenditure	35	60	76
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	$ 792	$ 814	$ 721